Stock-Based Compensation - Schedule of Range of Exercise Prices of Outstanding Share Options (Detail)	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number of options, Options outstanding	25,000,000	30,000,000	30,000,000
Weighted average exercise price, Options outstanding	CAD 20.45	CAD 19.80	CAD 20.72
Weighted average remaining contractual life (in years)	5.44
Number of options, Options exercisable	12,000,000	18,000,000
Weighted average exercise price, Options exercisable	CAD 19.93	CAD 20.15
Weighted average remaining contractual life (in years), Options exercisable	2.87
$11.23 - $20.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number of options, Options outstanding	14,000,000
Weighted average exercise price, Options outstanding	CAD 17.08
Weighted average remaining contractual life (in years)	4.91
Number of options, Options exercisable	9,000,000
Weighted average exercise price, Options exercisable	CAD 16.78
Weighted average remaining contractual life (in years), Options exercisable	3.05
$21.00 - $29.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number of options, Options outstanding	10,000,000
Weighted average exercise price, Options outstanding	CAD 22.77
Weighted average remaining contractual life (in years)	6.88
Number of options, Options exercisable	2,000,000
Weighted average exercise price, Options exercisable	CAD 21.40
Weighted average remaining contractual life (in years), Options exercisable	3.77
$30.00 - $37.71 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number of options, Options outstanding	1,000,000
Weighted average exercise price, Options outstanding	CAD 37.71
Weighted average remaining contractual life (in years)	0.14
Number of options, Options exercisable	1,000,000
Weighted average exercise price, Options exercisable	CAD 37.71
Weighted average remaining contractual life (in years), Options exercisable	0.14